Cover	May 17, 2022
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	May 17, 2022
Entity File Number	001-38552
Entity Registrant Name	Provention Bio, Inc.
Entity Central Index Key	0001695357
Entity Tax Identification Number	81-5245912
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	55 Broad Street
Entity Address, Address Line Two	2nd Floor
Entity Address, City or Town	Red Bank
Entity Address, State or Province	NJ
Entity Address, Postal Zip Code	07701
City Area Code	(908)
Local Phone Number	336-0360
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common stock, $0.0001 par value per share
Trading Symbol	PRVB
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false
Entity Information, Former Legal or Registered Name	Not Applicable